Common Stock, Preferred Stock, and Share-Based Compensation - Summary of Weighted Average Assumptions Used to Estimate Fair Value of Options Granted (Details) - USD ($)
$ / shares in Units, $ in Thousands
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility (range), minimum	43.80%	35.00%	40.00%
Expected volatility (range), maximum	52.50%	50.00%	50.00%
Risk free interest rate (range), minimum	3.90%	4.24%	2.35%
Risk free interest rate (range), maximum	4.10%	5.52%	4.78%
Average expected term (years)	6 years
Weighted average fair value of options granted (in millions)	$ 11,400	$ 9,200	$ 7,760
Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Average expected term (years)		6 months	1 year
Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Average expected term (years)		7 years 6 months	7 years 6 months
Black-Scholes-Merton Model | Time-Based Options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Average fair value per share of stock options	$ 6.86	$ 9.69	$ 10.08
Monte Carlo Simulation | Performance Stock Options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Average fair value per share of stock options		$ 3.1	$ 5.77